Annual Fund Operating Expenses - Hartford Multi-Asset Income and Growth Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	1.03%
Class C
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual fund operating expenses	1.74%
Class I
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.70%
Class R3
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual fund operating expenses	1.35%
Class R4
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	1.05%
Class R5
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.75%
Class R6
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.63%
Class Y
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.73%
Class F
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.63%